UNITED STATES

SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-6275

     T. Rowe Price Balanced Fund, Inc. (Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202 (Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202 (Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000 Date of fiscal year end: December 31 Date of reporting period: March 31, 2008

ITEM 1. SCHEDULE OF INVESTMENTS

T. ROWE PRICE BALANCED FUND
Unaudited		March 31, 2008
Portfolio of Investments ‡	Shares/$ Par	Value
(Cost and value in $000s)

COMMON STOCKS 64.6%
CONSUMER DISCRETIONARY 7.1%
Auto Components 0.2%
Aisin Seiki (JPY) (1)	52,200	1,953
Autoliv, GDR (SEK)	31,100	1,554
GKN (GBP)	288,607	1,743
Koito Manufacturing (JPY) (1)	106,000	1,457
		6,707
Automobiles 0.6%
BMW (EUR)	84,254	4,657
Ford Motor (1)(2)	122,000	698
GM (1)	53,800	1,025
Harley-Davidson (1)	95,400	3,577
Honda (JPY)	31,400	898
Honda, ADR	42,000	1,210
Toyota Motor (JPY)	87,700	4,412
		16,477
Distributors 0.1%
Jardine Cycle & Carriage (SGD)	110,000	1,571
Pacific Brands (AUD)	357,848	660
		2,231
Diversified Consumer Services 0.3%
Apollo Group, Class A (2)	12,600	544
Benesse (JPY)	39,300	1,864
H&R Block	263,900	5,479
		7,887
Hotels, Restaurants & Leisure 1.0%
Carnival	18,283	740
International Game Technology	202,300	8,134
Las Vegas Sands (1)(2)	46,800	3,446
Marriott, Class A	128,200	4,405
McDonald's	81,903	4,568
Melco PBL Entertainment, ADR (1)(2)	69,400	790
MGM Mirage (2)	22,207	1,305
Wyndham Worldwide	12,600	261
Wynn Resorts	9,200	926
Yum! Brands	110,200	4,101
		28,676
Household Durables 0.5%
Fortune Brands (1)	62,400	4,337
Lennar, Class A (1)	65,700	1,236
Makita (JPY) (1)	41,300	1,298
Newell Rubbermaid	132,400	3,028
Persimmon (GBP)	83,838	1,273
Sony (JPY)	74,400	2,971
Sony, ADR	57,400	2,300
		16,443
Internet & Catalog Retail 0.5%
Amazon.com (1)(2)	171,800	12,249
Brown Group (GBP)	259,000	1,252
Expedia (2)	46,000	1,007
Liberty Media Interactive, Class A (2)	101,300	1,635
		16,143
Leisure Equipment & Products 0.1%
Hasbro (1)	28,011	782
Nikon (JPY) (1)	104,000	2,777
		3,559
Media 1.7%
Aegis Group (GBP)	571,287	1,409
Cablevision, Class A (2)	189,200	4,055
CBS, Class B	50,700	1,120
Comcast, Class A	14,900	288
Comcast, Special Class A	82,200	1,559
Discovery Holding, Class A (2)	177,300	3,762
DISH Network (2)	112,200	3,224
Disney	60,281	1,892
Informa (GBP)	207,578	1,291
Jupiter Telecommunications (JPY) (2)	2,200	2,066
Lamar Advertising (1)(2)	17,300	622
Liberty Entertainment, Class A (2)	133,000	3,011
McGraw-Hill	123,222	4,553
Meredith	6,400	245
New York Times, Class A (1)	82,100	1,550
News Corporation, Class A	84,600	1,586
Omnicom	100,344	4,433
SanomaWSoy (EUR) (1)	65,790	1,827
Scripps, Class A (1)	4,000	168
Shaw Communications, B Shares	74,500	1,354
Television Broadcasts (HKD)	206,000	1,130
Time Warner	381,700	5,351
Time Warner Cable, Class A (2)	90,500	2,261
Viacom, Class B (2)	29,500	1,169
WPP Group (GBP)	101,294	1,209
		51,135
Multiline Retail 0.7%
Harvey Norman Holdings (AUD)	573,863	2,055
Kohl's (2)	231,400	9,925
PPR (EUR)	16,300	2,423
Target	143,290	7,262
		21,665
Specialty Retail 1.1%
Aoyama Trading (JPY) (1)	28,300	615
Bed Bath & Beyond (1)(2)	234,800	6,927
Best Buy (1)	5,100	211
CarMax (1)(2)	82,784	1,608
Esprit Holdings (HKD)	303,100	3,634
GAP	107,330	2,112
Home Depot	256,400	7,172
Inditex (EUR) (1)	43,300	2,408
Lowes	58,900	1,351
RadioShack (1)	33,524	545
Ross Stores	25,300	758
Sherwin-Williams (1)	4,700	240
Staples	79,777	1,764
TJX	114,900	3,800
		33,145
Textiles, Apparel & Luxury Goods 0.3%
Adidas (EUR) (1)	45,940	3,059
Benetton Group (EUR)	188,300	2,676
Coach (2)	97,400	2,937
Nike, Class B	8,300	564
		9,236

Total Consumer Discretionary		213,304
CONSUMER STAPLES 5.3%

Beverages 1.0%
Anheuser-Busch	144,859	6,874
Coca-Cola	97,761	5,951
Coca-Cola Enterprises	59,500	1,440
Compania Cervecerias Unidas, ADR	48,600	1,717
Heineken (EUR)	26,300	1,530
Lion Nathan (AUD)	183,700	1,468
PepsiCo	86,579	6,251
Pernod-Ricard (EUR) (1)	54,812	5,650
		30,881
Food & Staples Retailing 1.7%
Costco Wholesale	106,764	6,936
CVS Caremark	346,778	14,048
Kroger	199,924	5,078
Seven & i (JPY)	76,500	1,941
SUPERVALU	14,200	426
Sysco	61,567	1,787
Tesco (GBP)	838,550	6,337
Wal-Mart	278,576	14,675
Walgreen	16,238	619
Whole Foods Market (1)	8,500	280
		52,127
Food Products 1.3%
Archer-Daniels-Midland	15,400	634
Campbell Soup	35,150	1,193
ConAgra	37,300	893
Dairy Crest (GBP)	235,800	2,196
General Mills	59,760	3,579
Goodman Fielder (AUD)	1,020,111	1,680
Hershey Foods (1)	62,100	2,339
Kraft Foods, Class A	144,334	4,476
Nestle (CHF)	29,818	14,919
Sara Lee	205,800	2,877
Unilever (GBP)	107,939	3,643
		38,429
Household Products 0.7%
Clorox	15,200	861
Colgate-Palmolive	56,722	4,419
Kimberly-Clark	10,405	672
Procter & Gamble	209,341	14,668
		20,620
Personal Products 0.4%
Avon	99,300	3,926
Estee Lauder, Class A (1)	12,800	587
Kobayashi Pharmaceutical (JPY) (1)	24,900	964
L'Oreal (EUR) (1)	38,500	4,901
		10,378
Tobacco 0.2%
Altria Group	90,995	2,020
Philip Morris (2)	90,995	4,603
		6,623

Total Consumer Staples		159,058
ENERGY 7.4%

Energy Equipment & Services 2.6%
Baker Hughes	135,506	9,282
BJ Services	248,460	7,084
FMC Technologies (2)	147,794	8,408
Fugro, GDS (EUR) (1)	37,000	2,876
Grant Prideco (2)	17,400	857
Halliburton	109,844	4,320
Nabors Industries (1)(2)	16,200	547
Saipem (EUR)	134,233	5,434
Schlumberger	279,046	24,277
Smith International (1)	139,800	8,979
TGS-NOPEC Geophysical (NOK) (1)(2)	150,400	2,193
Transocean (2)	15,334	2,073
		76,330
Oil, Gas & Consumable Fuels 4.8%
Anadarko Petroleum	2,200	139
Arch Coal	7,400	322
BP (GBP)	306,590	3,106
BP, ADR	175,464	10,642
Chevron	145,389	12,410
ConocoPhillips	45,400	3,460
CONSOL Energy	53,500	3,702
Devon Energy	15,600	1,628
EOG Resources	30,800	3,696
ExxonMobil	430,753	36,433
Murphy Oil	152,060	12,490
Nippon Oil (JPY)	146,000	920
Occidental Petroleum	20,300	1,485
Peabody Energy	8,800	449
Petroleo Brasileiro, ADR	18,800	1,592
Royal Dutch Shell, A Shares, ADR	53,700	3,704
Royal Dutch Shell, B Shares (GBP)	43,248	1,456
Royal Dutch Shell, B Shares, ADR	118,177	7,963
Spectra Energy	167,600	3,813
StatoilHydro (NOK)	354,400	10,670
Sunoco	78,200	4,103
Total (EUR)	95,233	7,089
Total, ADR	137,500	10,176
Valero Energy	17,200	845
Williams Companies	50,500	1,666
XTO Energy	20,500	1,268
		145,227

Total Energy		221,557

FINANCIALS 10.1%

Capital Markets 2.7%
Ameriprise Financial	127,306	6,601
Bank of New York Mellon	183,943	7,676
BlackRock (1)	5,100	1,041
Charles Schwab	176,400	3,322
Close Brothers Group (GBP)	66,814	817
Federated Investors, Class B	3,200	125
Franklin Resources	96,838	9,392
Goldman Sachs	52,396	8,666
Intermediate Capital (GBP)	100,600	3,122
Lazard (1)	12,200	466
Legg Mason	2,400	134
Lehman Brothers (1)	13,986	527
Macquarie Group (AUD)	37,300	1,811
Merrill Lynch	154,500	6,294
Morgan Stanley	198,746	9,083
Northern Trust	67,300	4,474
Och-Ziff Capital Management	20,900	439
State Street	208,800	16,495
UBS (CHF)	4,200	122
		80,607
Commercial Banks 2.7%
Allied Irish Banks (EUR)	161,810	3,471
Australia & New Zealand Banking (AUD)	205,356	4,246
Banco Popolare (EUR) (2)	104,681	1,734
Banco Santander (EUR)	295,123	5,885
BB&T	6,200	199
BNP Paribas (EUR)	51,765	5,237
China Citic Bank (HKD) (1)(2)	3,601,000	1,913
Danske Bank (DKK)	86,500	3,200
DBS Group (SGD)	275,000	3,610
Erste Bank der Oesterreich Sparkasse (EUR)	63,800	4,156
Fifth Third Bancorp (1)	43,200	904
First Horizon National (1)	230,300	3,227
Grupo Financiero Banorte S.A.B. de C.V. (MXN)	472,688	2,050
Intesa Sanpaolo (EUR)	537,091	3,799
KBC (EUR)	20,828	2,703
KeyCorp	6,400	141
Marshall & Ilsley	44,799	1,039
National City (1)	29,600	295
Nordea Bank (SEK)	224,068	3,638
PNC Financial Services Group	15,000	984
Regions Financial (1)	6,800	134
Royal Bank of Scotland (GBP)	655,904	4,391
Societe Generale (EUR) (1)	16,723	1,636
Standard Chartered (GBP)	115,433	3,946
Sumitomo Mitsui Financial (JPY) (1)	217	1,430
Sumitomo Trust & Banking Company (JPY) (1)	549,000	3,783
SunTrust	52,600	2,900
Swedbank (SEK)	53,958	1,515
Synovus Financial (1)	32,300	357
The Bank of Yokohama (JPY) (1)	336,000	2,318
U.S. Bancorp	120,800	3,909
Wells Fargo	119,900	3,489
		82,239
Consumer Finance 0.2%
American Express	59,601	2,606
Capital One Financial (1)	46,000	2,264
Discover Financial	18,200	298
SLM Corporation (1)(2)	141,900	2,178
		7,346
Diversified Financial Services 1.3%
Babcock & Brown (AUD)	94,078	1,276
Bank of America	301,699	11,437
CIT Group (1)	2,000	24
Citigroup	337,584	7,231
CME Group	9,300	4,363
ING Groep, GDS (EUR)	75,600	2,829
Interactive Brokers, Class A (1)(2)	11,900	305
IntercontinentalExchange (2)	4,500	587
JPMorgan Chase	200,810	8,625
Liberty Media Capital, Class A (2)	32,700	515
Moody's (1)	13,400	467
		37,659
Insurance 2.1%
ACE Limited	22,200	1,222
American International Group	196,300	8,490
Aon	28,500	1,146
Assurant	12,600	767
Aviva (GBP)	244,602	2,998
AXA (EUR) (1)	152,527	5,526
Berkshire Hathaway, Class A (2)	18	2,401
Genworth Financial, Class A	220,700	4,997
Hartford Financial Services	42,100	3,190
Lincoln National	66,400	3,453
Loews	16,900	680
Marsh & McLennan (1)	140,600	3,423
MetLife	39,700	2,392
Munich Re (EUR) (1)	22,000	4,305
Progressive Corporation	17,500	281
Prudential Financial	59,949	4,691
QBE Insurance (AUD)	133,548	2,716
Sony Financial Holdings (JPY)	494	2,012
Suncorp-Metway (AUD)	192,267	2,267
The Travelers Companies	26,226	1,255
Topdanmark (DKK) (2)	21,600	3,633
Willis Group Holdings	36,300	1,220
		63,065
Real Estate Investment Trusts (REITs) 0.5%
Boston Properties, REIT	10,800	994
Equity Residential, REIT	29,800	1,237
Mirvac Group, REIT (AUD)	293,511	1,088
ProLogis, REIT	180,450	10,621
Simon Property Group, REIT	16,600	1,542
		15,482
Real Estate Management & Development 0.4%
China Overseas Land & Investment (HKD)	1,400,000	2,578
Deutsche EuroShop (EUR) (1)	62,060	2,604
Goldcrest Company (JPY) (1)	27,920	642
St. Joe (1)	145,000	6,225
		12,049
Thrifts & Mortgage Finance 0.2%
Atrium (JPY) (1)	60,400	714
Countrywide Financial (1)	123,800	681
Fannie Mae	85,386	2,247
Freddie Mac	37,544	951
		4,593

Total Financials		303,040
HEALTH CARE 7.4%

Biotechnology 1.3%
Amgen (2)	120,201	5,022
Biogen Idec (2)	10,400	642
Celgene (2)	111,200	6,815
Cephalon (1)(2)	4,500	290
CSL (AUD)	129,510	4,365
Genentech (2)	99,400	8,069
Genzyme (2)	5,600	417
Gilead Sciences (2)	248,100	12,785
		38,405
Health Care Equipment & Supplies 1.6%
Alcon	24,800	3,528
Baxter International	57,147	3,304
Becton, Dickinson & Company	18,982	1,630
Boston Scientific (2)	136,300	1,754
C.R. Bard	4,900	472
Covidien	140,901	6,235
Elekta, B Shares (SEK)	140,200	2,419
Intuitive Surgical (2)	4,200	1,362
Medtronic	240,865	11,651
Nipro (JPY) (1)	66,000	1,156
St. Jude Medical (2)	138,500	5,982
Stryker	79,100	5,145
Terumo (JPY) (1)	33,000	1,723
Zimmer Holdings (2)	12,300	958
		47,319
Health Care Providers & Services 1.5%
Aetna	140,482	5,913
Cardinal Health	74,073	3,890
CIGNA	70,200	2,848
Coventry Health Care (2)	10,800	436
Express Scripts (2)	55,400	3,563
Health Management (1)(2)	93,714	496
Humana (2)	50,800	2,279
Laboratory Corporation of America (1)(2)	71,700	5,283
McKesson	72,700	3,807
Medco (2)	111,880	4,899
UnitedHealth Group	311,878	10,716
WellPoint (2)	50,800	2,242
		46,372
Life Sciences Tools & Services 0.1%
Applera	4,900	161
Millipore (1)(2)	6,500	438
Thermo Fisher Scientific (2)	25,900	1,472
Waters Corporation (2)	4,700	262
		2,333
Pharmaceuticals 2.9%
Abbott Laboratories	119,928	6,614
Allergan	85,000	4,793
Astellas Pharma (JPY)	45,200	1,751
Barr Pharmaceuticals (2)	6,700	324
Bristol Myers Squibb	74,681	1,591
Chugai Pharmaceutical (JPY) (1)	101,900	1,152
Eli Lilly	49,692	2,564
GlaxoSmithKline (GBP)	64,784	1,373
GlaxoSmithKline, ADR (1)	212,279	9,007
Johnson & Johnson	176,092	11,423
Merck	188,136	7,140
Merck KGaA (EUR)	21,900	2,703
Novartis, Regulation D Shares (CHF)	400	21
Pfizer	404,560	8,467
Roche Holding - Genusscheine (CHF)	57,483	10,833
Rohto Pharmaceutical (JPY)	115,000	1,444
Sanofi-Aventis (EUR)	70,818	5,319
Schering-Plough	247,960	3,573
Warner Chilcott (1)(2)	15,400	277
Wyeth	129,658	5,414
		85,783

Total Health Care		220,212
INDUSTRIALS & BUSINESS SERVICES 9.0%

Aerospace & Defense 1.6%
Boeing	79,504	5,913
Finmeccanica S.p.A. (EUR)	108,054	3,685
General Dynamics	106,900	8,912
Honeywell International	107,369	6,058
Lockheed Martin	52,878	5,251
Northrop Grumman	16,100	1,253
Precision Castparts	3,900	398
QinetiQ (GBP)	516,900	1,980
Raytheon	41,300	2,668
Rockwell Collins	42,200	2,412
Rolls-Royce (GBP) (2)	227,517	1,820
Rolls-Royce, B Shares (GBP) (2)	16,776,972	33
United Technologies	98,592	6,785
		47,168
Air Freight & Logistics 0.1%
C.H. Robinson Worldwide (1)	5,300	288
Expeditors International of Washington (1)	62,100	2,806
Yusen Air & Sea Service (JPY) (1)	61,000	831
		3,925
Airlines 0.2%
British Airways (GBP) (2)	138,732	644
Gol Linhas Aereas Intel, ADR (1)	52,900	788
Southwest Airlines (1)	443,701	5,502
		6,934
Building Products 0.0%
JS Group (JPY) (1)	51,100	774
Masco (1)	26,191	520
		1,294
Commercial Services & Supplies 0.3%
Allied Waste Industries (2)	99,600	1,077
Avery Dennison	41,500	2,044
Nissha Printing (JPY) (1)	43,300	2,145
Republic Services	20,000	585
Robert Half International	11,400	293
Waste Management	119,900	4,024
		10,168
Construction & Engineering 0.6%
Acciona (EUR)	20,094	5,386
ACS Group (EUR) (1)	54,100	3,083
Boart Longyear (AUD)	639,017	1,072
Carillion (GBP)	280,500	2,201
Fluor	3,600	508
Foster Wheeler (2)	71,600	4,054
Quanta Services (1)(2)	6,300	146
		16,450
Electrical Equipment 0.3%
ABB (CHF)	107,200	2,889
Cooper Industries, Class A	3,700	148
Mitsubishi Electric (JPY)	375,000	3,299
Prysmian (EUR) (2)	98,200	2,096
		8,432
Industrial Conglomerates 2.3%
3M	69,100	5,469
Bureau Veritas (EUR) (2)	40,500	2,321
DCC (EUR)	114,271	2,700
GE	950,869	35,192
Hutchison Whampoa (HKD)	228,000	2,170
McDermott International (2)	64,600	3,541
Orkla (NOK)	229,800	2,928
Philips Electronics (EUR) (1)	78,900	3,024
SembCorp Industries (SGD)	1,002,060	2,965
Tomkins (GBP)	182,302	647
Tyco International	204,363	9,002
		69,959
Machinery 2.3%
Atlas Copco, A Shares (SEK) (1)	167,400	2,866
Cargotec (EUR) (1)	51,934	2,555
Caterpillar	63,895	5,002
Danaher	192,518	14,637
Deere	255,750	20,573
Fanuc (JPY)	26,800	2,589
Illinois Tool Works	156,900	7,567
Ingersoll-Rand, Class A	18,200	811
ITT	75,744	3,924
Joy Global	35,600	2,320
PACCAR	32,700	1,472
Terex (2)	16,000	1,000
Toshiba Machine (JPY) (1)	159,000	971
Volvo, B Shares (SEK)	133,100	2,021
		68,308
Marine 0.1%
Nippon Yusen Kabushiki Kaish (JPY) (1)	229,000	2,155
		2,155
Road & Rail 0.9%
Arriva (GBP)	99,226	1,351
Canadian National Railway	15,100	730
Central Japan Railway (JPY)	219	2,276
CSX	136,616	7,660
Landstar Systems	160,030	8,347
Norfolk Southern	8,000	435
Union Pacific	40,324	5,056
		25,855
Trading Companies & Distributors 0.3%
Fastenal (1)	38,100	1,750
Mitsubishi Corporation (JPY)	84,800	2,608
Mitsui (JPY)	232,000	4,795
		9,153
Transportation Infrastructure 0.0%
BBA Aviation (GBP)	290,469	868
		868

Total Industrials & Business Services		270,669
INFORMATION TECHNOLOGY 9.5%

Communications Equipment 1.8%
Alcatel-Lucent (EUR)	342,800	1,965
Alcatel-Lucent, ADR	639,700	3,685
Cisco Systems (2)	369,675	8,905
Corning	268,900	6,464
JDS Uniphase (1)(2)	40,500	542
Juniper Networks (2)	365,300	9,133
Motorola	40,271	375
Nokia (EUR)	233,102	7,424
Nokia, ADR	225,600	7,181
QUALCOMM	174,395	7,150
		52,824
Computers & Peripherals 1.8%
Acer (TWD)	1,083,102	1,944
Apple (2)	94,000	13,489
Dell (2)	494,201	9,844
EMC (2)	300,800	4,313
Hewlett-Packard	286,421	13,078
IBM	66,499	7,657
NetApp (2)	16,400	329
Seagate Technology	21,800	457
Sun Microsystems (2)	70,025	1,088
Wacom (JPY) (1)	434	921
		53,120
Electronic Equipment & Instruments 0.3%
Agilent Technologies (2)	17,300	516
Flextronics (2)	21,400	201
Hamamatsu Photonics (JPY) (1)	78,500	2,212
Hosiden (JPY) (1)	92,100	1,835
Star Micronics (JPY) (1)	34,100	471
Tyco Electronics	141,499	4,856
Venture (SGD)	70,000	539
		10,630
Internet Software & Services 0.9%
eBay (2)	109,800	3,276
Google, Class A (2)	38,900	17,134
Monster Worldwide (2)	72,200	1,748
VeriSign (1)(2)	79,743	2,651
Yahoo! (2)	50,300	1,455
		26,264
IT Services 1.0%
Accenture, Class A	123,500	4,344
Automatic Data Processing	146,174	6,196
Computer Sciences (2)	2,100	86
Electronic Data Systems	31,600	526
Fidelity National Information	8,900	339
Fiserv (2)	32,400	1,558
Logica (GBP)	350,050	735
Mastercard, Class A (1)	13,600	3,033
NS Solutions (JPY)	52,800	1,309
Ordina (EUR)	120,000	1,968
Paychex	94,509	3,238
Total System Services	16,727	396
Visa, Class A (2)	72,000	4,490
Western Union	143,500	3,052
		31,270
Office Electronics 0.1%
Canon (JPY)	67,000	3,099
		3,099
Semiconductor & Semiconductor Equipment 1.6%
Advanced Micro Devices (1)(2)	80,900	476
Altera	151,964	2,801
Analog Devices	140,195	4,138
Applied Materials	173,675	3,388
ASML (EUR)	115,288	2,838
Broadcom, Class A (2)	138,000	2,659
Intel	383,654	8,126
KLA-Tencor (1)	59,963	2,225
Linear Technology (1)	103,222	3,168
Marvell Technology Group (2)	414,300	4,508
Maxim Integrated Products	34,855	711
MEMC Electronic Materials (2)	3,200	227
National Semiconductor	26,200	480
Samsung Electronics (KRW)	2,600	1,652
Sumco (JPY) (1)	86,200	1,884
Texas Instruments	82,600	2,335
Xilinx	239,066	5,678
		47,294
Software 2.0%
Adobe Systems (2)	198,846	7,077
Autodesk (2)	123,000	3,872
Electronic Arts (2)	102,180	5,101
Intuit (2)	121,700	3,287
McAfee (2)	41,700	1,380
Microsoft	946,627	26,865
Nintendo (JPY)	6,700	3,465
Oracle (2)	408,158	7,983
Red Hat (1)(2)	90,500	1,664
		60,694

Total Information Technology		285,195
MATERIALS 3.7%

Chemicals 1.9%
Asahi Kasei (JPY) (1)	187,000	986
BASF (EUR)	36,207	4,878
Dow Chemical	40,411	1,489
DuPont	85,419	3,994
Hitachi Chemical (JPY) (1)	119,100	2,240
Monsanto	91,600	10,214
Potash Corporation of Saskatchewan	157,196	24,398
Praxair	78,900	6,646
Sigma Aldrich	4,900	292
Tosoh (JPY)	272,000	939
Wacker Chemie (EUR)	7,200	1,494
		57,570
Construction Materials 0.2%
Boral (AUD)	276,085	1,582
CEMEX, Equity Units (MXN)	298,500	786
Holcim (CHF)	36,225	3,807
		6,175
Metals & Mining 1.3%
Alcoa	125,700	4,533
Barrick Gold	16,500	717
Freeport-McMoRan Copper & Gold	91,600	8,814
Kobe Steel (JPY) (1)	880,000	2,548
Nucor	121,000	8,197
Rio Tinto (AUD)	46,630	5,210
Rio Tinto, ADR (1)	2,200	906
SSAB Svenskt Stal, Series A (SEK) (1)	167,253	4,713
Teck Cominco, Class B (CAD)	61,000	2,498
		38,136
Paper & Forest Products 0.3%
AbitiBibowater	11,524	149
International Paper	166,470	4,528
MeadWestvaco	133,300	3,628
Weyerhaeuser (1)	7,873	512
		8,817

Total Materials		110,698
TELECOMMUNICATION SERVICES 2.7%

Diversified Telecommunication Services 1.1%
AT&T	307,862	11,791
France Telecom (EUR)	89,100	2,999
Qwest Communications International (1)	160,800	728
Telefonica SA (EUR)	351,020	10,096
Telenor ASA (NOK)	205,000	3,945
Telstra (AUD)	569,162	2,292
		31,851
Wireless Telecommunication Services 1.6%
America Movil, ADR	183,400	11,681
American Tower Systems, Class A (2)	211,300	8,285
Bharti Airtel (INR) (2)	27,300	559
Bouygues (EUR)	60,062	3,819
Crown Castle International (1)(2)	30,900	1,066
Hutchison Telecommunications (HKD)	1,585,000	2,268
KDDI (JPY)	356	2,196
MetroPCS Communications (1)(2)	84,300	1,433
NII Holdings, Class B (2)	7,000	222
Rogers Communications, Class B	79,100	2,841
Sprint Nextel	627,200	4,196
StarHub (SGD)	917,450	2,028
Vodafone (GBP)	197,406	591
Vodafone, ADR	241,637	7,131
		48,316

Total Telecommunication Services		80,167
UTILITIES 2.4%

Electric Utilities 1.7%
E.ON AG (EUR)	55,140	10,214
Edison International	2,800	137
Enel (EUR)	358,100	3,810
Entergy	66,978	7,306
Exelon	235,780	19,162
FirstEnergy	67,304	4,618
Pinnacle West Capital (1)	89,400	3,136
PPL	24,000	1,102
		49,485
Gas Utilities 0.1%
Hong Kong & China Gas (HKD)	1,388,000	4,194
		4,194
Independent Power Producers & Energy Traders 0.3%
AES (2)	80,200	1,337
Constellation Energy Group	13,000	1,148
Dynegy, Class A (1)(2)	139,260	1,099
EDF Energies Nouvelles (EUR)	30,100	1,848
Iberdrola Renovables (EUR) (1)(2)	283,800	1,977
NRG Energy (1)(2)	27,400	1,068
Reliant Energy (2)	10,800	255
		8,732
Multi-Utilities 0.3%
CenterPoint Energy	35,900	512
Centrica (GBP)	596,800	3,534
NiSource	146,531	2,526
PG&E	7,400	272
Public Service Enterprise	26,800	1,077
Sempra Energy	26,200	1,396
TECO Energy	43,800	699
		10,016
Total Utilities		72,427

Total Common Stocks (Cost $1,452,841)		1,936,327

PREFERRED STOCKS 0.1%
HEALTH CARE 0.1%
Health Care Equipment & Supplies 0.1%
Fresenius SE (EUR)	47,300	3,941
Total Preferred Stocks (Cost $3,773)		3,941

CONVERTIBLE PREFERRED STOCKS 0.1%
FINANCIALS 0.1%
Capital Markets 0.1%
Merrill Lynch, Acquisition Date: 1/18/08
Acquisition Cost $1,400 (2)(3)	14	1,123
Total Financials		1,123
INFORMATION TECHNOLOGY 0.0%
Communications Equipment 0.0%
Lucent Technologies	400	290
Total Information Technology		290

Total Convertible Preferred Stocks (Cost $1,681)		1,413
CONVERTIBLE BONDS 0.0%
Ford Motor, 4.25%, 12/15/36	450,000	384
Total Convertible Bonds (Cost $457)		384

CORPORATE BONDS 7.0%
Abbey National, 7.95%, 10/26/29	1,000,000	1,084
ACE INA Holdings, 5.875%, 6/15/14	1,000,000	1,030
Air Products & Chemicals, 4.15%, 2/1/13	300,000	303
Alabama Power, 3.125%, 5/1/08	500,000	500
Alabama Power, 5.375%, 10/1/08 (1)	500,000	506
Allstate, 5.55%, 5/9/35	1,000,000	854
AMB Property, 5.90%, 8/15/13	395,000	411
Amerada Hess, 7.875%, 10/1/29	1,000,000	1,187
America Movil, 4.125%, 3/1/09	575,000	575
America Movil, 5.50%, 3/1/14	1,545,000	1,547
America Movil, 5.625%, 11/15/17	500,000	497
America Movil, 6.375%, 3/1/35	1,000,000	969
American Electric Power, 5.375%, 3/15/10	1,180,000	1,209
American General Finance, 5.40%, 12/1/15	1,000,000	908
Ameriprise Financial, 5.35%, 11/15/10	425,000	437
Arden Realty, 5.25%, 3/1/15	225,000	229
Associates Corporation of North America, 6.95%, 11/1/18	100,000	103
AT&T, 5.10%, 9/15/14	2,100,000	2,080
AT&T, 5.625%, 6/15/16	500,000	505
AT&T, 6.45%, 6/15/34	1,000,000	990
AT&T Broadband, 8.375%, 3/15/13	2,275,000	2,536
AT&T Wireless, 8.125%, 5/1/12	1,000,000	1,122
Atmos Energy, 4.00%, 10/15/09	1,000,000	999
AvalonBay Communities, 5.75%, 9/15/16	530,000	488
Avnet, 5.875%, 3/15/14	1,000,000	1,010
Bank of America, 3.25%, 8/15/08 (1)	500,000	501
Bank of America Capital Trust VI, 5.625%, 3/8/35	1,000,000	842
Barrick Gold, 5.80%, 11/15/34	1,650,000	1,544
BB&T, 4.75%, 10/1/12	935,000	939
Bear Stearns Companies, 2.875%, 7/2/08	500,000	490
Bell Atlantic Maryland, 8.00%, 10/15/29	100,000	114
BHP Finance, 4.80%, 4/15/13	255,000	256
BHP Finance, 5.00%, 12/15/10	1,000,000	1,027
Boardwalk Pipelines, 5.50%, 2/1/17	1,380,000	1,291
Boeing Capital, 6.10%, 3/1/11	1,000,000	1,069
Boston Properties, 5.00%, 6/1/15	100,000	92
British Sky Broadcasting, 8.20%, 7/15/09	1,000,000	1,039
British Telecommunications, VR, 8.625%, 12/15/10	1,000,000	1,102
Buckeye Partners, 6.05%, 1/15/18	300,000	303
Bunge Limited Finance, 5.10%, 7/15/15	1,145,000	1,100
Burlington Northern Railroad, ETC, 7.33%, 6/23/10	193,437	202
Burlington Northern Santa Fe, 5.65%, 5/1/17	460,000	459
Burlington Northern Santa Fe, 6.15%, 5/1/37	650,000	624
Camden Property Trust, 4.375%, 1/15/10 (1)	1,000,000	978
Canadian Natural Resources, 6.25%, 3/15/38	1,400,000	1,343
Canadian Natural Resources, 6.45%, 6/30/33	500,000	485
Capital One Bank, 6.50%, 6/13/13	475,000	474
Capital One IV, 6.745%, 2/17/37	1,000,000	705
Cardinal Health, 5.80%, 10/15/16	1,000,000	1,002
Caterpillar, 6.05%, 8/15/36	100,000	102
Caterpillar Financial Services, 3.45%, 1/15/09	1,360,000	1,362
CenterPoint Energy Houston Electric, 5.70%, 3/15/13	1,000,000	1,057
Centex, 5.45%, 8/15/12	1,000,000	849
CIT Group, 4.00%, 5/8/08 (1)	100,000	98
CIT Group, 5.00%, 2/1/15 (1)	900,000	702
CIT Group, 5.40%, 1/30/16	985,000	751
Citigroup, 5.50%, 8/27/12	1,000,000	1,015
Citigroup, 5.85%, 7/2/13	1,300,000	1,324
Citigroup, 6.625%, 6/15/32	3,000,000	2,819
Consolidated Edison, 4.875%, 2/1/13	1,800,000	1,878
Consolidated Natural Gas, 5.00%, 3/1/14	1,500,000	1,494
Consumers Energy, 4.00%, 5/15/10	1,000,000	1,005
Countrywide Financial, 6.25%, 5/15/16	708,000	577
Countrywide Home Loans, 3.25%, 5/21/08 (1)	1,600,000	1,584
Cox Communications, 7.125%, 10/1/12	1,850,000	1,972
Credit Agricole SA, 6.637%, 5/29/49 (4)	1,000,000	780
Credit Suisse First Boston (USA), 7.125%, 7/15/32 (1)	1,250,000	1,364
Credit Suisse Guernsey, 5.86%, 5/29/49	1,500,000	1,204
CRH America, 6.40%, 10/15/33	465,000	412
CVS Caremark, 4.00%, 9/15/09	500,000	500
D.R. Horton, 6.50%, 4/15/16	1,650,000	1,467
DaimlerChrysler, 4.05%, 6/4/08	600,000	597
Delhaize Group, 6.50%, 6/15/17	400,000	413
Developers Diversified Realty, 4.625%, 8/1/10	1,000,000	963
Dow Chemical, 5.97%, 1/15/09	740,000	755
Du Pont EI de Nemours & Company, 5.00%, 1/15/13	500,000	522
Du Pont EI de Nemours & Company, 5.25%, 12/15/16	1,100,000	1,116
Dun & Bradstreet, 5.50%, 3/15/11	1,000,000	1,019
Emerson Electric, 4.50%, 5/1/13	1,480,000	1,516
Enbridge, 4.90%, 3/1/15	500,000	476
Enbridge, 5.80%, 6/15/14	870,000	917
EnCana, 5.90%, 12/1/17	1,000,000	1,022
Energy East, 6.75%, 9/15/33	1,000,000	967
Enterprise Products Operations, 5.60%, 10/15/14	1,000,000	1,001
Enterprise Products Operations, 6.30%, 9/15/17	195,000	202
ERAC USA Finance Company, 8.00%, 1/15/11 (4)	1,000,000	1,060
ERP Operating, 6.95%, 3/2/11	1,460,000	1,491
Federal Express, 5.50%, 8/15/09	325,000	333
GATX Corporation, 5.50%, 2/15/12	325,000	325
GE Capital, 5.25%, 10/19/12	2,000,000	2,083
GE Insurance Solutions, 7.75%, 6/15/30	100,000	109
General Mills, 5.70%, 2/15/17	900,000	905
Genworth Financial, 6.50%, 6/15/34	520,000	473
Goldman Sachs, 3.875%, 1/15/09	500,000	502
Goldman Sachs, 5.625%, 1/15/17	1,200,000	1,149
Goldman Sachs Capital I, 6.345%, 2/15/34 (1)	2,900,000	2,511
Halliburton, 5.50%, 10/15/10	1,000,000	1,043
Harrah's Operating, 5.50%, 7/1/10	1,250,000	1,094
Hartford Financial Services, 5.375%, 3/15/17	845,000	805
Hewlitt-Packard, 5.40%, 3/1/17	725,000	744
Home Depot, 5.40%, 3/1/16	1,025,000	949
Hospira, 4.95%, 6/15/09	750,000	753
Household Finance, 5.875%, 2/1/09	500,000	505
HSBC Bank USA, 3.875%, 9/15/09	100,000	100
HSBC Bank USA, 5.875%, 11/1/34	1,950,000	1,734
Hutchison Whampoa International, 6.50%, 2/13/13 (4)	1,100,000	1,130
IBM, 5.375%, 2/1/09	500,000	511
IBM, 6.50%, 1/15/28	100,000	106
ING Capital Funding Trust III, 8.439%, 12/31/49	1,000,000	995
International Lease Finance, 4.875%, 9/1/10	2,500,000	2,475
International Lease Finance, 6.375%, 3/15/09	550,000	553
J.C. Penney, 7.125%, 11/15/23	1,500,000	1,556
J.C. Penney, 7.375%, 8/15/08	500,000	505
J.C. Penney, 9.00%, 8/1/12 (1)	500,000	555
Jefferies Group, 5.875%, 6/8/14	390,000	394
Jefferies Group, 6.25%, 1/15/36	1,250,000	987
Jersey Central Power & Light, 5.65%, 6/1/17	1,100,000	1,118
John Deere Capital, 4.625%, 4/15/09	1,000,000	1,016
John Deere Capital, 5.35%, 1/17/12	1,000,000	1,048
John Hancock Financial Services, 5.625%, 12/1/08	500,000	507
JPMorgan Chase, 4.875%, 3/15/14	2,800,000	2,752
JPMorgan Chase, 5.75%, 1/2/13	1,200,000	1,251
JPMorgan Chase Capital XXII, 6.45%, 2/2/37	1,150,000	988
Kinder Morgan Finance, 5.70%, 1/5/16	1,000,000	952
Kroger, 5.00%, 4/15/13 (1)	375,000	377
Lehman Brothers, 3.95%, 11/10/09	1,000,000	953
Lehman Brothers, 4.80%, 3/13/14	1,525,000	1,383
Lennar, 5.60%, 5/31/15	1,500,000	1,119
Lennar, 7.625%, 3/1/09	575,000	549
Lowes, 5.50%, 10/15/35	800,000	683
Lubrizol, 4.625%, 10/1/09	575,000	581
Lubrizol, 5.50%, 10/1/14	1,000,000	978
Manufacturers & Traders Trust, 5.585%, 12/28/20	1,834,000	1,711
Marathon Oil, 6.00%, 10/1/17	700,000	709
Merrill Lynch, 4.125%, 1/15/09	500,000	499
Merrill Lynch, 6.11%, 1/29/37	900,000	716
Merrill Lynch, 6.50%, 7/15/18	1,000,000	971
Merrill Lynch, 6.75%, 6/1/28	700,000	602
MidAmerican Energy, 6.125%, 4/1/36	820,000	803
Morgan Stanley, 5.625%, 1/9/12	1,000,000	1,012
Morgan Stanley, 6.25%, 8/9/26	755,000	699
Morgan Stanley, 6.625%, 4/1/18	1,000,000	1,008
Morgan Stanley, 6.75%, 4/15/11	100,000	104
Motorola, 8.00%, 11/1/11	350,000	357
National City, 5.75%, 2/1/09	500,000	482
National Semiconductor, 6.15%, 6/15/12	1,000,000	1,023
Nevada Power, 5.875%, 1/15/15	500,000	499
New England Telephone & Telegraph, 7.875%, 11/15/29	100,000	109
Newmont Mining, 5.875%, 4/1/35	350,000	286
News America, 6.15%, 3/1/37	750,000	704
News America, 6.20%, 12/15/34	500,000	470
News America Holdings, 9.25%, 2/1/13	590,000	695
Norfolk Southern, 7.80%, 5/15/27	19,000	22
Northrop Grumman, 7.125%, 2/15/11	750,000	814
Nynex, 9.55%, 5/1/10	248,320	263
Oracle, 5.00%, 1/15/11	1,300,000	1,339
Pacific Gas & Electric, 4.80%, 3/1/14	1,000,000	1,014
Pacific Gas & Electric, 5.625%, 11/30/17	500,000	513
PacifiCorp, 5.25%, 6/15/35	1,000,000	902
Panhandle Eastern Pipeline, 4.80%, 8/15/08	835,000	836
PNC Bank, 5.125%, 12/14/10	1,075,000	1,106
PNC Funding, 5.25%, 11/15/15	1,000,000	930
PPL Capital Funding, 4.33%, 3/1/09	463,000	464
PPL Energy Supply, 6.40%, 11/1/11	940,000	968
Praxair, 4.625%, 3/30/15	1,000,000	996
Principal Mutual Life Insurance, 8.00%, 3/1/44 (4)	1,050,000	1,183
Progress Energy, 5.625%, 1/15/16	1,300,000	1,325
Prudential Financial, 5.40%, 6/13/35	1,000,000	835
Prudential Financial, 6.10%, 6/15/17	1,000,000	1,005
PSEG Power, 6.95%, 6/1/12	1,300,000	1,410
Public Service Company of Colorado, 7.875%, 10/1/12	940,000	1,087
Pulte Homes, 5.20%, 2/15/15	1,750,000	1,504
Reckson Operating, 6.00%, 3/31/16	500,000	453
Regency Centers, 5.875%, 6/15/17	1,225,000	1,119
Reynolds American, 7.25%, 6/1/13	1,000,000	1,080
Rogers Wireless, 6.375%, 3/1/14	2,000,000	1,980
Safeway, 7.50%, 9/15/09	100,000	105
Simon Property Group, 6.35%, 8/28/12	1,000,000	1,021
SLM Corporation, 3.95%, 8/15/08 (1)	2,000,000	1,927
Southern California Edison, 6.00%, 1/15/34	1,000,000	1,013
Southwest Airlines, 6.50%, 3/1/12	850,000	879
Sovereign Bancorp, 4.80%, 9/1/10	750,000	735
Spectra Energy Capital, 6.75%, 7/15/18	1,000,000	1,051
Spectra Energy Capital, 7.50%, 10/1/09	1,000,000	1,046
Sprint Capital, 6.875%, 11/15/28	150,000	112
Sprint Capital, 6.90%, 5/1/19	1,300,000	1,014
Sumitomo Mitsui Banking, 8.00%, 6/15/12 (1)	2,100,000	2,412
Sunoco, 4.875%, 10/15/14	1,750,000	1,715
Synovus Financial, 4.875%, 2/15/13	390,000	381
Sysco Corporation, 5.25%, 2/12/18	200,000	204
Tampa Electric, 6.15%, 5/15/37 (1)	1,000,000	938
Target, 5.375%, 6/15/09	500,000	514
Target, 5.875%, 7/15/16	1,000,000	1,014
Telecom Italia Capital, 4.00%, 11/15/08	875,000	873
Telecom Italia Capital, 5.25%, 11/15/13	1,000,000	939
Telefonica Emisiones, 5.855%, 2/4/13	1,000,000	1,024
Telefonos de Mexico, 4.75%, 1/27/10	415,000	420
Teva Pharmaceutical Finance, 5.55%, 2/1/16	500,000	512
Thomson, 6.20%, 1/5/12	1,400,000	1,480
TIAA Global Markets, 5.125%, 10/10/12 (4)	400,000	414
Time Warner, 6.875%, 6/15/18	1,000,000	984
Time Warner Cable, 5.85%, 5/1/17	1,175,000	1,124
Time Warner Entertainment, 7.25%, 9/1/08	875,000	888
Time Warner Entertainment, 8.375%, 3/15/23	250,000	276
Transatlantic Holdings, 5.75%, 12/14/15	1,000,000	1,036
Transocean, 7.50%, 4/15/31	1,425,000	1,594
Travelers, 6.25%, 6/15/37	750,000	709
Union Pacific, 6.50%, 4/15/12	2,000,000	2,165
UnitedHealth Group, 3.75%, 2/10/09	550,000	550
Vale Overseas, 6.25%, 1/23/17	1,490,000	1,486
Valero Energy, 4.75%, 4/1/14	1,000,000	984
Valero Energy, 6.125%, 6/15/17	500,000	504
Verizon Communications, 5.50%, 2/15/18	500,000	488
Verizon Global Funding, 6.875%, 6/15/12 (1)	130,000	141
Verizon Global Funding, 7.75%, 12/1/30	925,000	1,006
Viacom, 6.25%, 4/30/16	1,550,000	1,506
Virginia Electric & Power, 4.75%, 3/1/13	100,000	103
Virginia Electric & Power, 6.00%, 5/15/37	550,000	540
Vodafone, 5.375%, 1/30/15	600,000	587
Vodafone, 5.625%, 2/27/17	1,200,000	1,173
Wachovia, 5.50%, 8/1/35	1,000,000	831
Wachovia, 6.25%, 8/4/08	1,000,000	1,007
Wachovia Bank, 4.875%, 2/1/15	2,600,000	2,463
Wal-Mart Stores, 5.25%, 9/1/35	1,250,000	1,100
Waste Management, 7.375%, 5/15/29	1,000,000	1,072
Wells Fargo Bank, 6.45%, 2/1/11	100,000	107
West Penn Power, 5.95%, 12/15/17 (4)	900,000	935
Western & Southern Financial Group, 5.75%, 7/15/33 (4)	1,500,000	1,347
Willis North America, 6.20%, 3/28/17	500,000	489
Wyeth, 5.95%, 4/1/37	1,000,000	981
Xerox, 5.50%, 5/15/12	250,000	248
Xstrata Finance Canada, 5.50%, 11/16/11 (4)	1,000,000	1,011
XTO Energy, 4.90%, 2/1/14	1,000,000	989
Total Corporate Bonds (Cost $216,483)		209,326

ASSET-BACKED SECURITIES 1.6%
Bank of America Credit Card Trust
Series 2007-A1, Class A1
5.17%, 6/15/19	3,000,000	2,957
Bank of America Credit Card Trust
Series 2007-C1, Class C1, VR
3.108%, 6/16/14	4,500,000	3,813
Capital Auto Receivables Asset Trust
Series 2006-1, Class B
5.26%, 10/15/10	345,000	351
Capital One Multi-Asset Execution Trust
Series 2007, Class C2, VR
3.118%, 11/17/14	4,500,000	3,714
Capital One Multi-Asset Execution Trust
Series 2007-C3, Class C3, VR
3.108%, 4/15/13	1,940,000	1,757
Citibank Credit Card Issuance Trust
Series 2007-A5, Class A5
5.50%, 6/22/12	5,150,000	5,360

CNH Equipment Trust
Series 2007-A, Class B
5.09%, 6/16/14	1,420,000	1,374

Connecticut RRB Special Purpose
Series 2001-1, Class A5
6.21%, 12/30/11	6,750,000	7,061

GE Capital Credit Card Master Note Trust
Series 2007-3, Class C, VR
3.118%, 6/15/13	2,750,000	2,518

Honda Auto Receivables Owner Trust
Series 2007-1, Class A3
5.10%, 3/18/11	1,500,000	1,530

JPMorgan Auto Receivables Trust
Series 2007-A, Class A4
5.19%, 2/15/14 (4)	3,875,000	3,954

Marriott Vacation Club Owner Trust
Series 2006-1A, Class A
5.737%, 4/20/28 (4)	1,959,031	2,049

Marriott Vacation Club Owner Trust
Series 2006-2A, Class A
5.362%, 10/20/28 (4)	744,638	780

MBNA Credit Card Master Note Trust
Series 2005-A3, Class A3
4.10%, 10/15/12	5,375,000	5,453

Nissan Auto Receivables Owner Trust
Series 2007-A, Class A3
5.10%, 11/15/10	1,300,000	1,315

PECO Energy Transition Trust
Series 2001-A, Class A1
6.52%, 12/31/10	450,000	481

PSE&G Transition Funding
Series 2001-1, Class A6
6.61%, 6/15/15	1,430,000	1,578
Volkswagen Auto Loan Enhanced Trust
Series 2007-1, Class A3
5.20%, 1/20/10	3,200,000	3,233

Total Asset-Backed Securities (Cost $50,447)		49,278

NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 2.7%

American Tower Trust
Series 2007-1A, Class AFX, CMO
5.42%, 4/15/37 (4)	1,500,000	1,462

American Tower Trust
Series 2007-1A, Class D, CMO
5.957%, 4/15/37 (4)	1,300,000	1,196

Bank of America Mortgage Securities
Series 2004-I, Class 3A2, CMO, VR
4.859%, 10/25/34	562,937	554

Bear Stearns Commercial Mortgage Securities
Series 2006-PW12, Class A4, CMO, VR
5.895%, 9/11/38	4,300,000	4,327

Bear Stearns Commercial Mortgage Securities
Series 2007-PW15, Class AAB, CMO
5.315%, 2/11/44	2,925,000	2,705

Citigroup/Deutsche Bank Commercial Mortgage
Series 2005-CD1, Class A1, CMO
5.047%, 7/15/44	3,278,494	3,256

Citigroup/Deutsche Bank Commercial Mortgage
Series 2005-CD1, Class A4, CMO, VR
5.226%, 7/15/44	1,825,000	1,793

Citigroup/Deutsche Bank Commercial Mortgage
Series 2006-CD3, Class A5, CMO
5.617%, 10/15/48	4,300,000	4,264

Citigroup/Deutsche Bank Commercial Mortgage
Series 2007-CD4, Class ASB, CMO
5.278%, 12/11/49	3,150,000	2,922

Credit Suisse First Boston Mortgage Securities
Series 2005-C2, Class A4, CMO
4.832%, 4/15/37	4,600,000	4,422
Credit Suisse Mortgage Capital Certification
Series 2006-C4, Class A3, CMO
5.467%, 9/15/39	5,000,000	4,912

DLJ Commercial Mortgage
Series 1999-CG2, Class A1B, CMO
7.30%, 6/10/32	2,679,343	2,709

GMAC Commercial Mortgage Securities
Series 2001-C2, Class A2, CMO
6.70%, 4/15/34	4,200,000	4,236

Greenwich Capital Commercial Funding
Series 2005-GG3, Class A2, CMO
4.305%, 8/10/42	4,500,000	4,414

GS Mortgage Securities Corporation II
Series 2006-GG6, Class A4, CMO, VR
5.553%, 4/10/38	5,000,000	4,973

JPMorgan Chase Commercial Mortgage Securities
Series 2001-CIBC, Class A3, CMO
6.26%, 3/15/33	2,236,395	2,232

JPMorgan Chase Commercial Mortgage Securities
Series 2005-LDP5, Class A4, CMO, VR
5.345%, 12/15/44	4,350,000	4,267

JPMorgan Chase Commercial Mortgage Securities
Series 2006-CB14, Class A4 , CMO
5.481%, 12/12/44	4,400,000	4,352

JPMorgan Chase Commercial Mortgage Securities
Series 2006-LDP9, Class A1, CMO
5.17%, 5/15/47	4,854,567	4,803

LB-UBS Commercial Mortgage Trust
Series 2004-C2, Class A2, CMO
3.246%, 3/15/29	4,425,000	4,339

Morgan Stanley Capital I
Series 2007-T27, Class A4, CMO, VR
5.803%, 6/11/42	2,800,000	2,771

Morgan Stanley Dean Witter Capital
Series 2002-TOP7, Class A2, CMO
5.98%, 1/15/39	2,800,000	2,739

Wachovia Bank Commercial Mortgage Trust
Series 2006-C28, Class A4, CMO
5.572%, 10/15/48	4,300,000	4,248
Wells Fargo Mortgage Backed Securities Trust
Series 2006-AR12, Class 1A1, CMO, VR
6.023%, 9/25/36	3,434,621	3,072
Total Non-U.S. Government Mortgage-Backed Securities (Cost $83,953)		80,968
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 12.0%
U.S. Government Agency Obligations 11.6% (5)
Federal Home Loan Mortgage
5.00%, 1/1/37 - 8/1/37	3,014,239	2,986
5.50%, 3/1/18 - 11/1/21	9,870,121	10,119
6.00%, 9/1/17 - 12/1/33	553,174	571
6.50%, 11/1/09 - 8/1/32	212,238	221
7.00%, 6/1/32	228,975	242
Federal Home Loan Mortgage, ARM
4.639%, 7/1/35	1,050,792	1,055
4.705%, 2/1/35	1,503,789	1,517
5.128%, 1/1/36	5,153,090	5,260
5.334%, 2/1/37	5,686,380	5,747
5.38%, 2/1/37	1,616,392	1,638
5.462%, 2/1/37	5,008,321	5,082
5.981%, 12/1/36	3,367,490	3,431
5.997%, 11/1/36	1,687,153	1,720
6.035%, 10/1/36	1,659,890	1,703
6.128%, 10/1/36	1,759,733	1,800
6.216%, 8/1/36	1,977,971	2,030
Federal Home Loan Mortgage, CMO
5.50%, 7/15/28	6,496,072	6,724
6.00%, 12/15/08	11,315	11
Federal National Mortgage Assn.
4.00%, 5/1/19	231,658	227
4.50%, 5/1/18 - 6/1/37	31,103,421	30,574
5.00%, 4/1/18 - 3/1/36	76,823,630	76,738
5.50%, 1/1/17 - 11/1/37	94,867,906	96,140
6.00%, 10/1/13 - 2/1/38	56,342,325	58,026
6.50%, 5/1/14 - 12/1/37	23,342,713	24,193
7.00%, 9/1/25 - 4/1/32	281,016	298
7.50%, 9/1/26	3,305	4
8.00%, 8/1/24 - 7/1/26	17,670	19
Federal National Mortgage Assn., ARM
4.584%, 7/1/35	1,241,093	1,245
5.037%, 1/1/37	1,101,272	1,110
5.543%, 7/1/36	3,272,875	3,340
5.979%, 9/1/36	996,036	1,016
Federal National Mortgage Assn., CMO, 6.00%, 10/25/08	212,535	213
Federal National Mortgage Assn., TBA, 5.00%, 1/1/34	2,125,000	2,102
U.S. Department of Veterans Affairs, CMO, VR
9.599%, 3/15/25	85,309	95
		347,197
U.S. Government Obligations 0.4%
Government National Mortgage Assn.
5.00%, 9/20/33	1,540,809	1,537
5.50%, 2/20/34 - 8/15/35	2,315,666	2,357
6.00%, 11/15/08 - 8/20/34	1,984,821	2,047
6.50%, 9/15/08 - 4/15/29	667,082	703
7.00%, 12/15/23 - 3/15/31	593,475	631
7.50%, 1/15/23 - 1/15/27	318,180	343
8.00%, 11/15/17 - 11/15/25	267,115	287
8.50%, 6/15/08 - 6/20/26	180,400	196
9.00%, 2/15/20 - 6/20/20	76,521	83
9.50%, 8/15/09 - 8/20/22	42,711	47
10.00%, 11/15/09 - 1/20/20	1,776	2
11.00%, 3/15/10 - 1/15/16	35,290	39
11.50%, 3/15/10 - 11/15/15	81,985	90
Government National Mortgage Assn., ARM, 5.625%, 8/20/23	6,773	7
Government National Mortgage Assn., CMO, 5.50%, 5/20/31	5,000,000	5,144
		13,513

Total U.S. Government & Agency Mortgage-Backed Securities (Cost $354,237)		360,710
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED) 6.2%
U.S. Government Agency Obligations 2.3% (5)
Federal Farm Credit Bank, 5.75%, 1/18/11	1,930,000	2,089
Federal Home Loan Bank, 2.625%, 7/15/08	5,500,000	5,507
Federal Home Loan Bank, 5.60%, 6/28/11	6,375,000	6,911
Federal Home Loan Mortgage, 3.625%, 9/15/08 (1)	5,000,000	5,033
Federal Home Loan Mortgage, 4.125%, 7/12/10	2,000,000	2,077
Federal Home Loan Mortgage, 4.125%, 10/18/10 (1)	13,000,000	13,536
Federal National Mortgage Assn., 3.25%, 8/15/08	2,500,000	2,510
Federal National Mortgage Assn., 4.875%, 5/18/12 (1)	5,000,000	5,349
Federal National Mortgage Assn., 5.25%, 9/15/16 (1)	2,500,000	2,716
Federal National Mortgage Assn., 6.00%, 5/15/11 (1)	2,200,000	2,409
Federal National Mortgage Assn., 6.25%, 5/15/29 (1)	2,500,000	2,945
Federal National Mortgage Assn., 6.375%, 6/15/09	6,600,000	6,934
Federal National Mortgage Assn., 6.625%, 9/15/09 (1)	7,500,000	7,979
Tennessee Valley Authority, 6.25%, 12/15/17	1,975,000	2,303
		68,298
U.S. Treasury Obligations 3.9%
U.S. Treasury Bonds, 4.50%, 2/15/36 (1)	5,875,000	6,071
U.S. Treasury Bonds, 5.25%, 2/15/29	475,000	536
U.S. Treasury Bonds, 5.375%, 2/15/31 (1)	1,575,000	1,822
U.S. Treasury Bonds, 6.00%, 2/15/26 (1)	1,700,000	2,058
U.S. Treasury Bonds, 6.25%, 5/15/30	625,000	799
U.S. Treasury Bonds, 6.50%, 11/15/26 (1)	16,500,000	21,154
U.S. Treasury Bonds, 8.125%, 8/15/19 (1)	7,900,000	11,004
U.S. Treasury Bonds, 8.75%, 5/15/20	2,500,000	3,661
U.S. Treasury Notes, 4.25%, 11/15/13 (1)	660,000	721
U.S. Treasury Notes, 4.25%, 8/15/14 (1)	12,550,000	13,721
U.S. Treasury Notes, 4.25%, 8/15/15 (1)	2,550,000	2,778
U.S. Treasury Notes, 4.50%, 3/31/12 (1)	9,250,000	10,057
U.S. Treasury Notes, 4.625%, 10/31/11 (1)	5,800,000	6,322
U.S. Treasury Notes, 4.625%, 2/15/17 (1)	12,310,000	13,522
U.S. Treasury Notes, 4.75%, 2/15/10 (1)	4,250,000	4,499
U.S. Treasury Notes, 4.75%, 8/15/17 (1)	8,845,000	9,788
U.S. Treasury Notes, 5.00%, 8/15/11 (1)	2,575,000	2,835
U.S. Treasury Notes, 5.75%, 8/15/10 (1)(6)	6,000,000	6,578
		117,926

Total U.S. Government Agency Obligations (Excluding Mortgage-Backed)
(Cost $173,891)		186,224

FOREIGN GOVERNMENT OBLIGATIONS
& MUNICIPALITIES 1.4%
Abu Dhabi National Energy, 5.62%, 10/25/12 (4)	1,200,000	1,223
Asian Development Bank, 6.64%, 5/27/14	1,000,000	1,127
Canada Mortgage & Housing, 2.95%, 6/2/08	1,500,000	1,503
Canada Mortgage & Housing, 4.80%, 10/1/10	1,500,000	1,571
Eksportfinans, 4.75%, 12/15/08 (1)	1,500,000	1,517
European Investment Bank, 3.375%, 3/16/09	2,600,000	2,634
European Investment Bank, 4.125%, 9/15/10	750,000	774
European Investment Bank, 4.625%, 5/15/14	1,000,000	1,049
Export Import Bank of Korea, 5.25%, 2/10/14 (4)	500,000	496
Government of Malaysia, 7.50%, 7/15/11	420,000	471
Hydro-Quebec, 7.50%, 4/1/16	1,000,000	1,209
Hydro-Quebec, 8.40%, 1/15/22	200,000	279
International Bank for Reconstruction & Development
7.625%, 1/19/23	1,800,000	2,444
KfW, 3.25%, 3/30/09 (1)	1,500,000	1,519
KfW, 4.25%, 6/15/10 (1)	2,000,000	2,061
KfW, 4.875%, 1/17/17	1,000,000	1,071
Landwirtschaftliche Rentenbank, 4.875%, 11/16/15	2,000,000	2,151
Pemex Project Funding Master Trust, 9.125%, 10/13/10 (1)	20,000	22
Province of Manitoba, 7.50%, 2/22/10	5,600,000	6,061
Province of New Brunswick, 5.20%, 2/21/17	1,250,000	1,374
Province of Nova Scotia, 5.125%, 1/26/17	800,000	872
Province of Ontario, 5.50%, 10/1/08 (1)	2,850,000	2,896
Republic of Chile, 5.50%, 1/15/13	115,000	122
Republic of Italy, 3.25%, 5/15/09 (1)	1,200,000	1,206
Republic of Italy, 4.50%, 1/21/15	330,000	344
Republic of Italy, 5.375%, 6/15/33	330,000	348
Republic of Korea, 8.875%, 4/15/08 (1)	424,000	425
Republic of South Africa, 6.50%, 6/2/14	250,000	261
Swedish Export Credit, 4.875%, 9/29/11	1,065,000	1,133
United Mexican States, 7.50%, 1/14/12 (1)	2,000,000	2,257
Total Foreign Government Obligations & Municipalities (Cost $38,233)		40,420
MUNICIPAL SECURITIES 0.3%
Alabama 0.1%
Birmingham Water & Sewer, 5.25%, 1/1/33
(Prerefunded 1/1/13) (7)(8)	3,000,000	3,293
		3,293
Florida 0.1%
Florida State Board of Ed., Lottery, 5.00%, 7/1/17 (8)	1,500,000	1,613
Orange County, Tourist Dev., 5.00%, 10/1/18 (8)	2,500,000	2,652
		4,265
Pennsylvania 0.1%
Pennsylvania, 5.00%, 1/1/18 (Prerefunded 1/1/13) (7)(8)	2,500,000	2,716
		2,716
Total Municipal Securities (Cost $10,296)		10,274
BOND MUTUAL FUNDS 3.2%
T. Rowe Price Institutional Floating Rate Fund, 4.17% (9)(10)	135,392	1,348
T. Rowe Price Institutional High Yield Fund, 9.19% (9)(10)	10,213,129	93,961
Total Bond Mutual Funds (Cost $106,338)		95,309
SHORT-TERM INVESTMENTS 1.4%
Money Market Funds 1.4%
T. Rowe Price Reserve Investment Fund, 3.29% (10)(11)	40,997,794	40,998
Total Short-Term Investments (Cost $40,998)		40,998
SECURITIES LENDING COLLATERAL 10.2%
State Street Bank and Trust Company of New Hampshire N.A.
Securities Lending Quality Trust units, 3.28% (11)	257,065,263	257,065
Investment in Pooled Account managed by JPMorgan Chase
Bank, London, 2.837% (11)	48,795,303	48,795
Total Securities Lending Collateral (Cost $305,860)		305,860

Total Investments in Securities
110.8% of Net Assets (Cost $2,839,488)		$3,321,432

‡	Denominated in U.S. dollars unless otherwise noted.
(1)	All or a portion of this security is on loan at March 31, 2008 -- total value of such securities at period-end amounts to $304,489. See Note 3.
(2)	Non-income producing
(3)	Security cannot be offered for public resale without first being registered under the
Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-end amounts to $1,123 and represents 0.1% of net assets.
(4)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period end amounts to
$19,020 and represents 0.6% of net assets.
(5)	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. government.
(6)	All or a portion of this security is pledged to cover margin requirements on futures contracts at March 31, 2008.
(7)	Prerefunded date is used in determining portfolio maturity.
(8)	Insured by MBIA Insurance Corp.
(9)	SEC 30-day yield
(10)	Affiliated Companies
(11)	Seven-day yield
ADR	American Depository Receipts
ARM	Adjustable Rate Mortgage
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CMO	Collateralized Mortgage Obligation
DKK	Danish Krone
ETC	Equipment Trust Certificate
EUR	Euro
GBP	British Pound
GDR	Global Depository Receipts
GDS	Global Depository Shares
HKD	Hong Kong Dollar
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
REIT	Real Estate Investment Trust
SEK	Swedish Krona
SGD	Singapore Dollar
TBA	To Be Announced purchase commitment; TBAs totaled $2,102 (0.1% of net assets)
at period-end - see Note 3.
TWD	Taiwan Dollar
VR	Variable Rate; rate shown is effective rate at period-end.

SWAPS 0.0%	NOTIONAL AMOUNT	VALUE

Credit Default Swaps 0.0%

Citigroup, Protection Bought (Relevant Credit: Time Warner
Cable, 5.85%, 5/1/17), Pay 2.23%, Receive upon credit
default, 6/20/13	(500,000)	(5)

Goldman Sachs, Protection Sold (Relevant Credit: GE Capital
6.00%, 6/15/12), Receive 0.185%, Pay upon credit
default, 6/20/17	2,150,000	(170)

JPMorgan Chase, Protection Bought (Relevant Credit: Altria
Group, 7.00%, 11/4/13), Pay 0.55%, Receive upon credit
default, 12/20/14	(500,000)	7

JPMorgan Chase, Protection Bought (Relevant Credit: Time
Warner Cable, 5.85%, 5/1/17), Pay 2.12%, Receive upon credit
default, 6/20/13	(250,000)	(1)

JPMorgan Chase, Protection Sold (Relevant Credit: Merrill Lynch
5.00%, 1/15/15), Receive 1.60%, Pay upon credit
default, 12/20/08	1,000,000	(11)

JPMorgan Chase, Protection Sold (Relevant Credit: Reynolds
American, 7.625%, 6/1/16), Receive 1.12%, Pay upon credit
default, 12/20/14	500,000	(11)

Merrill Lynch, Protection Sold (Relevant Credit: Lehman
Brothers, 6.625%, 1/18/12), Receive 1.00%, Pay upon credit
default, 12/20/08	2,000,000	(40)

Total Swaps (Premium Paid/Received $0)		(231)

Open Futures Contracts at March 31, 2008 were as follows:
($ 000s)
		Contract	Unrealized
	Expiration	Value	Gain (Loss)
Long, 82 U.S. Treasury ten year contracts
$140 par of 5.75% U.S. Treasury Notes
pledged as initial margin	6/08	$ 9,754	$ 345
Net payments (receipts) of variation
margin to date			(324)
Variation margin receivable (payable)
on open futures contracts			$ 21

(10) Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

Purchase		Sales	Investment	Value
Affiliate	Cost	Cost	Income	3/31/08	12/31/07

T. Rowe Price
Institutional Floating
Rate Fund, 4.17%	$ 1,352	$ -	$7	$1,348	$ -
T. Rowe Price
Institutional High
Yield Fund, 9.19%	2,044	5,708	2,016	93,961	102,776
T. Rowe Price Reserve
Investment
Fund, 3.29%	¤	¤	303	40,998	39,527
Totals			$2,326	$ 136,307	$142,303

¤ Purchase and sale information not shown for cash management funds.

Other information for the period ended March 31, 2008 related to affiliated companies is as follows:

Investment in securities, at cost		$147,336
Dividend income		2,326
Interest income		-
Investment income		$2,326
Realized gain (loss) on securities		$(708)
Capital gain distributions from
mutual funds		$-

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Balanced Fund
Unaudited	March 31, 2008
Notes To Portfolio of Investments

T. Rowe Price Balanced Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide capital growth, current income, and preservation of capital through a portfolio of stocks and fixed-income securities.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation

The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Portfolio of Investments may differ from the value the fund receives upon sale of the securities.

Investment Transactions

Investment transactions are accounted for on the trade date.

Currency Translation

Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction.

New Accounting Pronouncement

On January 1, 2008, the fund adopted Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements. FAS 157 defines fair value, establishes the framework for measuring fair value, and expands the disclosures of fair value measurements in the financial statements. Adoption of FAS 157 did not have a material impact on the fund’s net assets or results of operations.

NOTE 2 - VALUATION

The fund’s investments are reported at fair value as defined under FAS 157. The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business.

Valuation Methods

Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Debt securities are generally traded in the OTC market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year generally use amortized cost in local currency to approximate fair value; however, if amortized cost is deemed not to reflect fair value, such securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Financial futures contracts are valued at closing settlement prices. Swaps are valued at net present value of the contract as furnished by counterparties or by an independent pricing service.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted under the circumstances described below. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, the fund will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust closing prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with closing prices and information to evaluate and/or adjust those prices. The fund cannot predict how often it will use closing prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares closing prices, the next day’s opening prices in the same markets, and adjusted prices.

Valuation Inputs

Various inputs are used to determine the value of the fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1	–	quoted prices in active markets for identical securities
Level 2	–	observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk)
Level 3	–	unobservable inputs

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund’s own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, non-U.S. equity securities actively traded in foreign markets generally are reflected in Level 2 despite the availability of closing prices, because the fund evaluates and determines whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described above. The following table summarizes the fund’s investments, based on the inputs used to determine their values on March 31, 2008:

Valuation Inputs	Investments in	Foreign Currencies &
	Securities	Other Financial
		Instruments*
Level 1 – quoted prices	$1,816,831,000	$21,000
Level 2 – significant other observable inputs	1,503,478,000	907,000
Level 3 – significant unobservable inputs	1,123,000	–
Total	$3,321,432,000	$928,000

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures contracts, forward currency exchange contracts, written options, and swaps, which are presented following the Portfolio of Investments.

NOTE 3 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities

The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

Futures Contracts

The fund may invest in futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values and/or interest rates.

Swaps

The fund may invest in credit default swaps under which it buys or sells protection against a defined-issuer credit event. Upon a defined-issuer credit event, the fund is required to either deliver the notional amount of the contract in cash and take delivery of the relevant credit or deliver cash approximately equal to the notional amount of the contract less market value of the relevant credit at the time of the credit event. Risks arise from the possible inability of counterparties to meet the terms of their agreements and from changes in creditworthiness of the relevant underlying issuer. In order to mitigate counterparty risk and subject to specific contractual arrangements, the fund may receive eligible security collateral from such counterparties upon unrealized gain amounts reaching certain thresholds. Eligible security collateral generally includes debt securities issued by the U.S. government or related agencies. At March 31, 2008, no such collateral was received.

TBA Purchase Commitments

The fund may enter into “to be announced” (TBA) purchase commitments, pursuant to which it agrees to purchase mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for that security. With TBA transactions, the particular securities to be delivered are not identified at trade date; however, delivered securities must meet specified terms, including issuer, rate and mortgage term, and be within industry-accepted “good delivery” standards. The fund generally enters into TBAs with the intention of taking possession of the underlying mortgage securities. Until settlement, the fund maintains cash reserves and liquid assets sufficient to settle its TBAs.

Securities Lending

The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested by the fund’s lending agent(s) in accordance with investment guidelines approved by fund management. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities or if collateral investments decline in value. On March 31, 2008, the value of loaned securities was $304,489,000; aggregate collateral received included U.S. government securities valued at $7,083,000.

NOTE 4 - FEDERAL INCOME TAXES

At March 31, 2008, the cost of investments for federal income tax purposes was $2,839,488,000. Net unrealized gain aggregated $482,055,000 at period-end, of which $633,490,000 related to appreciated investments and $151,435,000 related to depreciated investments.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates), and considered affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

The fund may also invest in certain T. Rowe Price institutional funds (underlying institutional funds) as a means of gaining efficient and cost-effective exposure to certain markets. The underlying institutional funds are open-end management investment companies managed by Price Associates and/or T. Rowe Price International, Inc. (collectively, Price managers), and are considered affiliates of the fund. Each underlying institutional fund pays an all-inclusive management and administrative fee to its Price manager. To ensure that the fund does not incur duplicate fees, each Price manager has agreed to permanently waive a portion of its management fee charged to the fund, in an amount sufficient to fully offset the fees paid by the underlying institutional funds related to fund assets invested therein.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Balanced Fund, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	May 20, 2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	May 20, 2008

By	/s/ Gregory K. Hinkle
Gregory K. Hinkle
Principal Financial Officer

Date	May 20, 2008